Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits and Capital Requirements [Abstract]
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2011 and 2010, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the regulatory authorities categorized the bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notifications that management believes have changed the Bank’s categories.

The actual and required capital amounts and ratios for the Company and the Bank as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	Actual		Minimum Capital requirements		Well-Capitalized Capital Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	—	—
Hawthorn Bank	130,398	15.00	69,567	8.00	$86,959	10.00%
Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	—	—
Hawthorn Bank	119,498	13.74	34,784	4.00	$52,175	6.00%
Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	—	—
Hawthorn Bank	119,498	10.45	34,309	3.00	$57,181	5.00%

	Actual		Minimum Capital requirements		Well-Capitalized Capital Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital (to risk-weighted assets):
Company	$159,510	17.05%	$74,863	8.00%	—	—
Hawthorn Bank	130,361	14.18	73,548	8.00	$91,834	10.00%
Tier I capital (to risk-weighted assets):
Company	$133,349	14.25%	$37,431	4.00%	—	—
Hawthorn Bank	118,837	12.93	36,774	4.00	$55,161	6.00%
Tier I capital (to adjusted average assets):
Company	$133,349	11.00%	$36,360	3.00%	—	—
Hawthorn Bank	118,837	9.99	35,685	3.00	$59,475	5.00%